Taxes payable (Details Text) - Special Tax Compliance Program (“PERT”) - BRL (R$) R$ in Thousands	Jan. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	May 31, 2017
Taxes payable (Details Text)
Payment of tax and social security liabilities			R$ 111,735
Discounts given in tax and social security liabilities				R$ 12,895
Offset using tax credits from income tax losses and social contribution tax loss carryforwards		R$ 67,953
Paid in cash, tax and social security liabilities	R$ 9,033	R$ 21,854